Cover	May 08, 2025	May 05, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date		May 05, 2025
Entity Registrant Name	NETSCOUT SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number		000-26251
Entity Tax Identification Number	04-2837575
Entity Address, Postal Zip Code	01886
Entity Address, State or Province	MA
Entity Address, City or Town	Westford
Entity Address, Address Line One	310 Littleton Road
Local Phone Number	614-4000
City Area Code	978
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	CommonStock
Trading Symbol	NTCT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001078075